NEOS Gold High Income ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 24.1%		Shares	Value
Goldman Sachs Physical Gold ETF (a)		1,973,160	$91,140,260
TOTAL EXCHANGE TRADED FUNDS (Cost $78,953,136)			91,140,260

PURCHASED OPTIONS - 6.0%	Notional Amount	Contracts	Value
Call Options - 6.0%
SPDR Gold Shares (b)(c) Expiration: 07/17/2026; Exercise Price: $425.00	283,561,110	6,590	22,709,140
TOTAL PURCHASED OPTIONS (Cost $22,715,887)			22,709,140

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 73.8%		Par	Value
3.58%, 04/21/2026 (d)		279,325,000	278,762,781
TOTAL U.S. TREASURY BILLS (Cost $278,773,208)			278,762,781

MONEY MARKET FUNDS - 0.3%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		1,043,220	1,043,220
Northern U.S. Government Select Money Market Fund, 3.36% (e)		132,192	132,192
TOTAL MONEY MARKET FUNDS (Cost $1,175,412)			1,175,412

TOTAL INVESTMENTS - 104.2% (Cost $381,617,643)			393,787,593
Liabilities in Excess of Other Assets - (4.2)%			(15,795,726)
TOTAL NET ASSETS - 100.0%			$377,991,867

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	FLexible EXchange® Options.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Gold High Income ETF
Consolidated Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (5.4)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
SPDR Gold Shares (a)(b)
Expiration: 05/15/2026; Exercise Price: $445.00	$(75,601,953)	(1,757)	$(2,637,257)
Expiration: 05/15/2026; Exercise Price: $460.00	(75,601,953)	(1,757)	(1,767,542)
Total Call Options			(4,404,799)

Put Options - (4.2)%
SPDR Gold Shares (a)(b) Expiration: 07/17/2026; Exercise Price: $425.00	(283,561,110)	(6,590)	(15,941,210)
TOTAL WRITTEN OPTIONS (Premiums received $20,335,665)			$(20,346,009)

Percentages are stated as a percent of net assets.

(a)	FLexible EXchange® Options.
(b)	100 shares per contract.

NEOS Gold High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$91,140,260	$–	$–	$91,140,260
Purchased Options	–	22,709,140	–	22,709,140
U.S. Treasury Bills	–	278,762,781	–	278,762,781
Money Market Funds	1,175,412	–	–	1,175,412
Total Investments	$92,315,672	$301,471,921	$–	$393,787,593

Liabilities:
Written Options	$–	$(20,346,009)	$–	$(20,346,009)
Total Written Options	$–	$(20,346,009)	$–	$(20,346,009)

Refer to the Schedule of Investments for further disaggregation of investment categories.